Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Accounts Receivable
Trade accounts receivable	$ 2,714,000	$ 1,997,000	$ 3,663,000	$ 900,000
Unbilled receivables	905,000	713,000	788,000	$ 0
Allowance for credit losses	(429,000)	(303,000)
Accounts receivable	3,190,000	2,407,000	4,451,000
Accounts Receivable, Allowance for Credit Loss, Current	$ 429,000	$ 303,000	$ 0